INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 203,382	€ 168,757
Deferred tax liabilities	(126,507)	(95,973)
Net deferred tax assets/(liabilities)	76,875	72,784
To be recovered after 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	107,252	94,808
Deferred tax liabilities	(86,160)	(78,496)
To be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	96,130	73,949
Deferred tax liabilities	€ (40,347)	€ (17,477)